Investments	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments	Investments:

	December 31, 2020	December 31, 2019
Investment in Synergy Ballard JVCo (note 4)	$—	$—
Investment in Weichai Ballard JV (note 4)	27,561	21,642
Other	5	5
	$27,566	$21,647

For the year ended December 31, 2020, the Corporation recorded $12,557,000 (2019 - $11,059,000) in equity loss of investment in JV and associates, comprising of equity loss in Weichai Ballard JV of $12,495,000 (2019 - $10,580,000) and equity loss in Synergy Ballard JVCo of $62,000 (2019 - $479,000).
Investment in Weichai Ballard JV

Investment in Weichai Ballard JV	December 31, 2020	December 31, 2019
Beginning balance	$21,642	$13,989
Capital contribution to JV	22,515	20,944
Incorporation costs	—	4
Deferral of 49% profit on inventory not yet sold to third party, net	(5,759)	(2,715)
Equity in loss	(12,495)	(10,580)
Cumulative translation adjustment due to foreign exchange	1,658	—
Ending balance	$27,561	$21,642

Weichai Ballard JV is an associate in which the Corporation has significant influence and a 49% ownership interest. During the year ended December 31, 2020, the Corporation made committed capital contributions of $22,515,000 (RMB 155,575,000 equivalent) (2019 - $20,944,000 (RMB 143,325,000 equivalent)) to Weichai Ballard JV.
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2020, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.
13.    Investments (cont'd):

	December 31, 2020	December 31, 2019
Percentage ownership interest (49%)
Current assets	$102,083	$48,836
Non-current assets	178	15
Current liabilities	(26,701)	(553)
Non-current liabilities	(2,610)	(534)
Net assets (100%)	72,950	47,764
Corporation's share of net assets (49%)	35,746	23,404
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(8,509)	(2,716)
Effects of movements in exchange rates	—	630
Carrying amount of investment in Weichai Ballard JV	$27,561	$21,642

	December 31,	December 31,
	2020	2019
Revenue (100%)	$15,765	$6,950
Net loss (100%)	25,499	21,591
Corporation's share of net loss (49%)	$12,495	$10,580

At December 31, 2020, as specified in the Equity Joint Venture Agreement, the Corporation is committed to capital contributions to Weichai Ballard JV as follows:

Less than one year (RMB 79,625,000)	$12,183
One to three years (RMB 62,475,000)	9,559
Total capital contributions	$21,742

Investment in Synergy Ballard JVCo

Investment in Synergy Ballard JVCo	December 31, 2020	December 31, 2019
Beginning balance	$—	$—
Recognition of 10% profit on inventory sold to third party, net	62	479
Equity in loss	(62)	(479)
Ending balance	$—	$—

Synergy Ballard JVCo is an associate in which the Corporation has significant influence and a 10% ownership interest. During the year ended December 31, 2020, the Corporation made committed capital contributions of $nil (2019 - $nil) to Synergy Ballard JVCo.